7. COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental payments under non-cancellable operating leases
Year	Amount
2020	30
2021	30
Total	60
Less: Interest	3
Present value of lease liability	57